Dividends	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
Dividends	DIVIDENDSIn 2022, common share dividends in the amount of $652 million (2021 - $620 million) were declared and paid. See Note 33 - Subsequent Events for dividends declared subsequent to December 31, 2022.